Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

There was no provision for (benefit of) income taxes for the years ended December 31, 2017 and 2016, after the application of ASC 740 “Income Taxes.”

The Internal Revenue Code of 1986, as amended, imposes substantial restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“IRC Section 382”). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. There have been transactions that have changed the Company’s ownership structure since inception that may have resulted in one or more ownership changes as defined by the IRC Section 382. The Company’s transaction in 2017 has resulted in a limitation of pre-change in control net operating loss carry forwards to $8,163,281 over a 20 year period.

For the year ending December 31, 2017, the Company incurred a net operating loss carry forward of $2,186,513. Combined with the Section 382 limitation, the Company has net operating losses available of approximately $8,954,020 as of December 31, 2017. The Federal net operating loss carry forwards begin to expire in 2028. Capital loss carryovers may only be used to offset capital gains.

Given the Company’s history of net operating losses, management has determined that it is more likely than not that the Company will not be able to realize the tax benefit of the net operating loss carry forwards. ASC 740 requires that a valuation allowance be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. Accordingly, the Company has recorded a full valuation allowance against its net deferred tax assets at December 31, 2017 and 2016, respectively. Upon the attainment of taxable income by the Company, management will assess the likelihood of realizing the deferred tax benefit associated with the use of the net operating loss carry forwards and will recognize a deferred tax asset at that time.

On December 22, 2017 the Tax Cuts and Jobs Act (TCJA) was signed into law. Pursuant to Staff Accounting Bulletin No 118, a reasonable estimate of the specific income tax effects of the TCJA can be determined and the Company is reporting these provisional amounts. Accordingly, the Company may revise these estimates in the upcoming year.

The TCJA reduces the corporate income tax rate from 34% to 21% effective January 1, 2018. All deferred income tax assets and liabilities, including NOL’s have been measured using the new rate under the TCJA and are reflected in the valuation of these assets as of December 31, 2017. The value of our deferred tax assets has decreased by $1,237,729 and the related valuation allowance has been reduced by the same amount.

Significant components of the Company’s deferred income tax assets are as follows:

	2017	2016
Net operating loss carryforwards	$1,880,344	$7,403,629
Depreciation and accretion	(102)	3,106
Equity based expenses	119,165	86,734
Deferred taxes	1,999,407	7,493,469
Valuation allowance	(1,999,407)	(7,493,469)
Net deferred income tax assets	$—	$—

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	2017	2016
Net operating loss	34.0%	34.0%
Meals and entertainment	—%	1.0%
Rate reduction due to the TCJA	(49.2)%	0.1%
Net operating loss reduction due to IRC 382	203.3%	—%
Change in valuation allowance	218.5%	33.9%
Effective income tax rate	—%	—%

ASC 740 provides guidance which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under the current accounting guidelines, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2017 and 2016 the Company does not have a liability for unrecognized tax benefits.

The Company has elected to include interest and penalties related to uncertain tax positions as a component of income tax expense. To date, no penalties or interest has been accrued.

Tax years 2014 forward are open and subject to examination by the Federal taxing authority. The Company is not currently under examination and it has not been notified of a pending examination.